SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative fair value	$ 0	$ 0
Fair Value, Inputs, Level 1 [Member] | Derivative [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Derivative [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative fair value	1,013,959	1,010,145
Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative fair value	$ 1,013,959	$ 1,010,145